Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are translated into GBP at the closing rate:

June 30, 2021	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	101,136	26,177	38,375	5,093	17,406	188,187
Financial liabilities	(41,448)	(9,641)	(15,666)	(53,533)	(37,948)	(158,236)
Total	59,688	16,536	22,709	(48,440)	(20,542)	29,951

June 30, 2020	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	133,613	14,802	21,060	5,324	9,142	183,941
Financial liabilities	(30,012)	(7,703)	(5,885)	(37,733)	(36,083)	(117,306)
Total	103,601	7,099	15,175	(32,409)	(26,941)	66,635

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2021 the Sterling/RON volatility ranged from the RON strengthening against Sterling by 5% to weakening by 5%.

	GBP/RON	Profit impact £’000	Equity impact £’000
June 30, 2021	5%	(820)	(510)
June 30, 2021	(5)%	766	476
During the year ended 30 June 2020, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 6% to weakening by 7%.

	GBP/RON	Profit impact £’000	Equity impact £’000
June 30, 2020	6%	(587)	(522)
June 30, 2020	(7)%	722	641

Schedule of maximum exposure to credit risk	The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2021 £’00	2020 £’000
Cash and cash equivalents	£69,884	£101,327
Trade and other receivables	118,303	82,614
Total	£188,187	£183,941

Analysis of age of financial assets that are past due but not impaired	Information on trade receivables past due but not impaired are as follows:

	2021 £’00	2020 £’000
Not more than 3 months	£10,671	£2,347
More than 3 months but not more than 6 months	4,883	1,329
More than 6 months but not more than 1 year	—	—
More than 1 year	—	—
Total	£15,554	£3,676

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2021, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£7,173	£6,324	£35,947	£14,241
Trade and other payables	78,634	—	—	—
Deferred consideration	624	—	9,370	—
Contingent consideration	—	5,718	—	—
Other liabilities	—	—	205	—
Total	£86,431	£12,042	£45,522	£14,241
There were no forward foreign currency options in place at 30 June 2021.
As at 30 June 2020, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£5,652	£5,480	£30,643	£11,590
Trade and other payables	58,599	—	—	—
Deferred consideration	1,970	1,937	—	—
Contingent consideration	—	1,409	—	—
Other liabilities	—	—	136	—
Total	£66,221	£8,826	£30,779	£11,590